UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Partners, L.P.
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           405 Park Avenue, 6th Floor
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           New York, NY 10022
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Form 13F File Number:   028-13315
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
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Title:     Chief Operating Officer
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Phone:     212-415-6640
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Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                5/15/09
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:         $ 23,124
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F Information Table


            COLUMN 1           COLUMN 2        COLUMN 3   COLUMN 4  Column 5           Column 6   Column 7    Column 8
            --------           --------        --------   --------  ------------------- ---------- -------- ------------------------
                                                          Value     Shrs or   SH/  PUT/ Investment  Other      Voting  Authority
         NAME OF ISSUER        TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE    SHARED NONE
         --------------        --------------  --------- --------   --------  ---- ---- ---------- -------- ---------   ------  ----
A POWER ENERGY GENERAT SYS L         COM       G04136100      184     42,500    SH          SOLE               42,500
ADHEREX TECHNOLOGIES INC         COM NEW       00686R200       12    566,300    SH          SOLE              566,300
BOISE INC                        * W EXP
                               06/18/201       09746Y113        2     75,000    SH          SOLE               75,000
CHARDAN 2008 CHINA ACQST COR         SHS       G8977T101    1,466    205,000    SH          SOLE              205,000
CHINA CABLECOM HOLDINGS LTD          SHS       G21176105      165    392,580    SH          SOLE              392,580
CHINA CABLECOM HOLDINGS LTD       *W EXP
                               04/10/201       G21176113        6    100,000    SH          SOLE              100,000
GFI GROUP INC                        COM       361652209    1,048    326,600    SH          SOLE              326,600
GHL ACQUISITION CORP                 COM       36172H108    2,714    289,700    SH          SOLE              289,700
GHL ACQUISITION CORP              *W EXP
                               02/14/201       36172H116       72    400,000    SH          SOLE              400,000
HLS SYSTEM INTERNATIONAL LT      USD COM       G4604M106      488    150,000    SH          SOLE              150,000
IAC INTERACTIVECORP              COM PAR
                                   $.001       44919P508    1,523    100,000    SH          SOLE              100,000
INTEGRATED ELECTRICAL SVC            COM       45811E301      693     75,966    SH          SOLE               75,966
LIZ CLAIBORNE INC                    COM       539320101      769    311,304    SH          SOLE              311,304
MCG CAPITAL CORP                     COM       58047P107    4,089  3,194,739    SH          SOLE            3,194,739
MF GLOBAL LTD                        SHS       G60642108      335     79,150    SH          SOLE               79,150
NEW MOTION INC                       COM       64754V105    1,086    912,567    SH          SOLE              912,567
PRIMORIS SVCS CORP                   COM       74164F103      973    250,000    SH          SOLE              250,000
PRIMORIS SVCS CORP                *W EXP
                               10/02/201       74164F111       10     14,850    SH          SOLE               14,850
SPDR GOLD TRUST                 GOLD SHS       78463V107    4,063     45,000    SH          SOLE               45,000
STONELEIGH PARTNERS ACQUS CO         COM       861923100    2,373    300,000    SH          SOLE              300,000
STONELEIGH PARTNERS ACQUS CO      *W EXP
                               05/31/201       861923126        6    312,500    SH          SOLE              312,500
TONGXIN INTERNATIONAL LTD            COM       G8918T103       66    550,000    SH          SOLE              550,000
UNITED REFINING ENERGY CORP          COM       911360105      475     50,000    SH          SOLE               50,000
VALUEVISION MEDIA INC               CL A       92047K107      506    722,774    SH          SOLE              722,774